HARRISON LAW, P.A.
Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

November 21, 2006

Mr. John D. Reynolds, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington D.C., 20549

Re:

Ivecon Corporation

Eighth Amendment to Registration Statement on Form SB-2

File No. 333-133545

Filed: November 21, 2006

Dear Mr. Reynolds:

On behalf of Ivecon Corporation (“the Company”), I transmitted via EDGAR the Company’s Eighth Amendment to Registration Statement on Form SB-2 on November 21, 2006.

This amendment reflects SEC’s comment received from the examiner, Ms. Goldie Walker, via telephone on November 20, 2006:  we deleted any reference to the shareholders selling their shares at “market” prices and emphasized that the selling shareholders would be selling at the fixed price of $0.50 per share, as requested.

To facilitate your review, the Company also transmitted via EDGAR a “red-lined” document showing the changes between this amendment and the seventh amendment transmitted November 16, 2006.

Should you have any questions or comments, please do not hesitate to e-mail me at HarrisonDJEsq@tampabay.rr.com or call me at (941) 723-7564.

Sincerely,

/s/DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures (3)

1. Ivecon, Inc. SB-2/A-8

2. HTML red-lined SB-2/A-8 comparison to SB-2/A-7.

3. Exhibit 5.8: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.